Debt	12 Months Ended
Dec. 31, 2020
Debt [abstract]
Debt

17.   Debt

The following table summarizes the changes in debt:

	Credit Facilities	Convertible debentures	Total
Balance at December 31, 2018	$69,302	$-	$69,302
Proceeds from convertible debentures	-	46,000	46,000
Transaction costs paid	-	(2,490)	(2,490)
Portion allocated to equity	-	(7,141)	(7,141)
Transaction costs allocated to equity	-	389	389
Amortization of discount	128	347	475
Drawdowns	40,000	-	40,000
Balance at December 31, 2019	109,430	37,105	146,535
Amortization of discount	420	1,661	2,081
Drawdowns	65,000	-	65,000
Payments	(55,000)	-	(55,000)
Balance at December 31, 2020	$119,850	$38,766	$158,616

a) Credit Facility

The Company has two credit facilities (collectively, the “Credit Facilities”) comprising of a $40,000 non-revolving credit facility which matures on January 26, 2022 and a $110,000 revolving credit facility, the latter of which $30,000 matured on December 31, 2020 and was not renewed.  The remaining $80,000 revolving credit facility also matures on January 26, 2022.

On June 4, 2020, the Company amended the financial covenants contained in the Credit Facilities as follows:

•	Total Net Debt to EBITDA ratio, as defined in the Credit Facilities, of not greater than
•	4.50:1.00 for the remaining three quarters of 2020 and the first quarter of 2021, reducing to 4.00:1.00 in the second quarter of 2021 and for the remainder of the term of the Credit Facility;
•

Net Senior Secured Debt to EBITDA ratio, as defined in the Credit Facilities, of not greater than 3:1 in the remaining three quarters of 2020 and the first quarter of 2021, reducing to 2.00:1.00 in the second quarter of 2021 and for the remainder of the term of the Credit Facilities; and

•	EBITDA to Interest Expense ratio, as defined in the Credit Facilities, of a minimum of 4.00:1.00 beginning in the second quarter of 2020 and for the remainder of the term of the Credit Facilities.

The interest rate on the Credit Facilities will continue to be based on a sliding scale at one-month LIBOR plus an applicable margin ranging from 2.5% to 3.5%,  based on the Net Senior Secured Debt to EBITDA ratio, as defined in the Credit Facilities.  The Credit Facilities are secured by a first ranking lien on the assets of Minera Bateas S.A.C. and Compania Minera Cuzcatlan S.A. de C.V. and their holding companies. The Company must comply with the terms in the Credit Facilities relating to, among other matters, reporting requirements, conduct of business, insurance, notices, and must comply with the new financial covenants as outlined above. As at December 31, 2020, the Company was in compliance with all of the covenants under the Credit Facilities.

During the year ended December 31, 2020, the Company drew $65,000 (December 31, 2019 - $40,000) and paid $55,000 (December 31, 2019 - $nil) from the revolving credit facility. As at December 31, 2020, the Company has fully drawn the Credit Facilities.

b) Convertible Debentures

On October 2 and 6, 2019, the Company completed a bought deal public offering of senior subordinated unsecured convertible debentures with an aggregate principal amount of $46,000 (the “Debentures”).

The Debentures mature on October 31, 2024 and bear interest at a rate of 4.65% per annum, payable semi-annually in arrears on the last business day of April and October, commencing on April 30, 2020.  For the year ended December 31, 2020, the Company paid $2,315 in interest on the Debentures.

The Debentures are convertible at the holder’s option into common shares in the capital of the Company at a conversion price of $5.00 per share (the “Conversion Price”), representing a conversion rate of 200 Common Shares per $1 principal amount of Debentures, subject to adjustment in certain circumstances.

On or after October 31, 2022 and prior to October 31, 2023, the Debentures may be redeemed in whole or in part from time to time at the Company’s option at a price equal to their principal amount plus accrued and unpaid interest, provided that the volume weighted average trading price of the Common Shares on the NYSE for the 20 consecutive trading days ending on the fifth trading day preceding the date on which the notice of the redemption is given is at least 125% of the Conversion Price. On and after October 31, 2023, the Debentures may be redeemed in whole or in part from time to time at the Company’s option at a price equal to their principal amount plus accrued and unpaid interest regardless of the trading price of the Common Shares.

Subject to applicable securities laws and regulatory approval and provided that no event of default has occurred and is continuing, the Company may, at its option, elect to satisfy its obligation to pay the principal amount of the Debentures and accrued and unpaid interest on the redemption date and the maturity date, in whole or in part, through the issuance of Common Shares, by issuing and delivering that number of Common Shares, obtained by dividing the principal amount of the Debentures and all accrued and unpaid interest thereon by 95% of the current market price (as defined in the Debenture Indenture) on such redemption date or maturity date, as applicable.